Finance income	12 Months Ended
Dec. 31, 2021
Finance Income
Finance income	Note 19 - Finance income:
	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Income from deposits	130	21	141
Exchange differences	-	599	-
Total finance income	130	620	141